Investments in affiliates (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Information about the Company's investments in affiliates, including summarized financial information
The following table presents the Company's investments in affiliates as at December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Investment affiliate	$63,506	$34,500
Operating affiliates	197,977	106,743
Investments in affiliates	$261,483	$141,243

Summary of notes payable to AlphaCat entities
The following tables present a reconciliation of the beginning and ending notes payable to operating affiliates for the year ended December 31, 2014 and 2013:

	Year Ended December 31, 2014
	AlphaCat 2013	AlphaCat 2014	AlphaCat ILS funds	Total
As at December 31, 2013	$223,809	$—	$215,463	$439,272
Notes payable to operating affiliates recognized on deconsolidation of AlphaCat ILS fund	—	—	178,837	178,837
Issuance of notes payable to operating affiliates	—	157,914	522,113	680,027
Redemption of notes payable to operating affiliates	(223,512)	—	(393,556)	(617,068)
Foreign exchange gains	(297)	(530)	(8,776)	(9,603)
As at December 31, 2014	$—	$157,384	$514,081	$671,465

	Year Ended December 31, 2013
	AlphaCat 2013	AlphaCat ILS funds	Total
As at December 31, 2012	$—	$—	$—
Issuance of notes payable to operating affiliates	223,082	218,044	441,126
Redemption of notes payable to operating affiliates	—	(3,553)	(3,553)
Foreign exchange losses	727	972	1,699
As at December 31, 2013	$223,809	$215,463	$439,272

Schedule of income attributable to operating affiliate investors
The following table presents the (income) attributable to operating affiliate investors for the year ended December 31, 2014, 2013 and 2012:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
AlphaCat 2013	$(14,577)	$(47,329)	$—
AlphaCat 2014	(46,100)	—	—
AlphaCat ILS funds	(48,722)	(21,434)	—
(Income) attributable to operating affiliate investors	$(109,399)	$(68,763)	$—

Investment Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Reconciliation of beginning and ending investment in affiliate balances
The following table presents a reconciliation of the beginning and ending investments in the Company’s investment affiliate balances for the years ended December 31, 2014 and 2013:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Investment in affiliate, beginning of year	$34,500	$15,218
Addition due to Western World acquisition	8,127	—
Capital contributions	12,468	14,492
Income from investment affiliate	8,411	4,790
Investment in affiliate, end of year	$63,506	$34,500

Information about the Company's investments in affiliates, including summarized financial information
The following table presents the Company’s investment in the Partnership as at December 31, 2014:

	Investment at cost	Voting ownership %	Equity ownership %	Carrying value
Aquiline Financial Services Fund II L.P.	$51,001	—%	8.1%	$63,506
The following table presents the Company’s investment in the Partnership as at December 31, 2013:

	Investment at cost	Voting ownership %	Equity ownership %	Carrying value
Aquiline Financial Services Fund II L.P.	$32,110	—%	6.7%	$34,500

Operating Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Reconciliation of beginning and ending investment in affiliate balances
The following tables present a reconciliation of the beginning and ending investment in operating affiliates for the years ended December 31, 2014 and 2013:

	Year Ended December 31, 2014
	AlphaCat Re 2011	AlphaCat Re 2012	AlphaCat 2013	AlphaCat 2014	AlphaCat 2015	AlphaCat ILS funds	Total
As at December 31, 2013	$9,809	$1,313	$51,744	$21,982	$—	$21,895	$106,743
Purchase of shares	—	—	—	—	25,600	12,000	37,600
Gain on redemption of shares	—	—	—	—	—	(5,077)	(5,077)
Return of investment	(5,825)	(1,516)	(52,762)	—	—	(12,364)	(72,467)
Fair value of retained interest on deconsolidation of AlphaCat ILS fund	—	—	—	—	—	113,455	113,455
Income from operating affiliates	622	938	2,086	6,103	—	7,974	17,723
As at December 31, 2014	$4,606	$735	$1,068	$28,085	$25,600	$137,883	$197,977

	Year Ended December 31, 2013
	AlphaCat Re 2011	AlphaCat Re 2012	AlphaCat 2013	AlphaCat 2014	AlphaCat ILS fund	Total
As at December 31, 2012	$62,792	$29,319	$45,000	$—	$20,000	$157,111
Purchase of shares	—	—	—	22,000	—	22,000
Return of investment	(54,914)	(31,743)	—	—	—	(86,657)
Income (loss) from operating affiliates	1,931	3,737	6,744	(18)	1,895	14,289
As at December 31, 2013	$9,809	$1,313	$51,744	$21,982	$21,895	$106,743

Information about the Company's investments in affiliates, including summarized financial information
The following table presents the Company's investments in AlphaCat Re 2011, AlphaCat Re 2012, AlphaCat 2013, AlphaCat 2014, AlphaCat 2015 and the AlphaCat ILS funds in the Consolidated Financial Statements as at December 31, 2014:

	Investment in operating affiliates
	Cost	Voting ownership %	Equity ownership %	Carrying value
AlphaCat Re 2011	$4,606	43.7%	22.3%	$4,606
AlphaCat Re 2012	735	49.0%	37.9%	735
AlphaCat 2013	1,068	40.9%	19.7%	1,068
AlphaCat 2014	22,000	42.3%	19.6%	28,085
AlphaCat 2015	25,600	40.0%	20.0%	25,600
AlphaCat ILS funds	133,091	n/a	(a)	137,883
Total	$187,100			$197,977

(a)	Equity ownership in the funds was 7.9%, 39.7% and 9.1%, respectively as at December 31, 2014.
The following table presents the Company's investments in AlphaCat Re 2011, AlphaCat Re 2012, AlphaCat 2013, AlphaCat 2014 and the AlphaCat ILS fund in the Consolidated Financial Statements as at December 31, 2013:

	Investment in operating affiliates
	Investment at cost	Voting ownership %	Equity ownership %	Share of net asset value
AlphaCat Re 2011	$9,882	43.7%	22.3%	$9,809
AlphaCat Re 2012	654	49.0%	37.9%	1,313
AlphaCat 2013	45,000	40.9%	19.7%	51,744
AlphaCat 2014	22,000	42.3%	19.6%	21,982
AlphaCat ILS fund	20,000	n/a	9.1%	21,895
Total	$97,536			$106,743
The following table presents certain summarized financial information of the AlphaCat entities as at December 31, 2014 and for the year then ended:

	Combined investees summarized financial data
	Total assets	Total liabilities	Total revenue	Net income
AlphaCat Re 2011	$20,469	$7,931	$3	$2,794
AlphaCat Re 2012	$3,098	$1,136	$—	$2,477
AlphaCat 2013	$5,490	$65	$14,221	$10,595
AlphaCat 2014	$193,702	$4,102	$45,333	$31,070
AlphaCat 2015	$142,843	$—	$—	$—
AlphaCat ILS funds (a)	$1,026,222	$175,376	$65,320	$54,421
BetaCat ILS funds	22,010	61	32	(51)

(a)	AlphaCat ILS funds information includes all funds, including those where the Company is not the primary beneficiary.